Other Income	12 Months Ended
Dec. 31, 2018
Other Income [Abstract]
OTHER INCOME
10.	OTHER INCOME

	Year ended December 31,
	2018	2017	2016
Government grant	-	367,260	469,569
Interest income on bank deposits	71,693	81,517	85,482
Other	50,446	12,787	-
	122,139	461,564	555,051